Note 18 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
1 8 .	Income Taxes

As of
December 31,
201
6
and
2015,
our deferred tax assets were approximately
$79.1
million and
$74.2
million, respectively. The components of our deferred tax assets are summarized as follows:

	As of December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$66,150,646	$60,129,827
R&D credit carryforwards	9,729,673	9,465,900
Stock compensation	1,368,458	1,898,394
Intangibles	1,720,761	1,921,934
Temporary differences	132,476	801,002
Deferred tax assets before valuation allowance	79,102,014	74,217,057
Valuation allowance	(79,102,014)	(74,217,057)
Net deferred tax assets	$—	$—

Current accounting standards require a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more likely than not
that some or all of the deferred tax assets
may
not
be realized. Due to the uncertainty surrounding the realization of these deferred tax assets in future tax returns, all of the deferred tax assets have been fully offset by a valuation allowance at
December 31, 2016
and
2015.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.
Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not
that the Company will
not
realize the benefits of these deductible differences or tax carryforwards as of
December 31, 2016.

As of
December 31, 2016
and
2015,
we had U.S. net operating loss carryforwards of approximately
$193.3
million and
$177.6
million, respectively. Of those amounts,
$15.3
million relates to stock-based compensation tax deductions in excess of book compensation expense (“APIC NOLs”) as of both
December 31, 2016
and
2015,
that will be credited to additional paid-in capital when such deductions reduce taxes payable as determined on a "with-and-without" basis. Accordingly, these APIC NOLs will reduce federal taxes payable if realized in future periods, but NOLs related to such benefits are not
included in the table above.

As of
December 31, 2016
and
2015,
we also had state net operating loss carryforwards of approximately
$28.2
million and
$24.7
million, respectively. The state net operating loss carryforwards will begin expiring in
2032.

At
December 31,
201
6
and
2015,
we had U.S. R&D credit carryforwards of approximately
$9.4
million and
$9.1
million, respectively.

There were
no
expirations of
U.S. net operating loss carryforwards or R&D credit carryforwards during
2016
or
2015.
The details of our U.S. net operating loss and federal R&D credit carryforward amounts and expiration dates are summarized as follows:

		As of December 31, 2016
Generated	Expiration	U.S. Net Operating Loss Carryforwards	U.S. R&D Credit Carryforwards
1998	2018	$17,142,781	$1,173,387
1999	2019	—	130,359
2000	2020	—	71,713
2001	2021	—	39,128
2002	2022	1,282,447	5,350
2003	2023	337,714	2,905
2004	2024	1,237,146	22,861
2005	2025	2,999,083	218,332
2006	2026	3,049,735	365,541
2007	2027	2,842,078	342,898
2008	2028	2,777,503	531,539
2009	2029	13,727,950	596,843
2010	2030	5,397,680	1,094,449
2011	2031	1,875,665	1,950,744
2012	2032	28,406,659	468,008
2013	2033	37,450,522	681,772
2014	2034	34,088,874	816,116
2015	2035	25,073,846	492,732
2016	2036	15,581,209	358,404
Total carryforwards		$193,270,891	$9,363,081

The credit for certain research and experimentation expenses expired at the end of
2014.
The Protecting Americans From Tax Hikes Act of
2015
(the “Act”) was signed into law by President Obama on
December 18, 2015.
The Act extends the credit permanently.

During the years ended
December 31, 2016,
2015
and
2014,
Cardiosonix recorded losses for financial reporting purposes of
$13,000,
$11,000
and
$15,000,
respectively.
As of
December 31, 2016
and
2015,
Cardiosonix had tax loss carryforwards in Israel of approximately
$7.7
million and
$7.6
million, respectively. Under current Israeli tax law, net operating loss carryforwards do not
expire. Due to the uncertainty surrounding the realization of the related deferred tax assets in future tax returns and the Company’s intent to dissolve Cardiosonix in the near term, all of the deferred tax assets have been fully offset by a valuation allowance at
December 31, 2016
and
2015.

Under Sections
382
and
383
of the IRC of
1986,
as amended, the utilization of U.S. net operating loss and R&D tax credit carryforwards may
be limited under the change in stock ownership rules of the IRC. The Company previously completed a Section
382
analysis in
2013
and does
not
believe a Section
382
ownership change has occurred since then that would impact utilization of the Company
’s net operating loss and R&D tax credit carryforwards.

Reconciliations between the statutory federal income tax rate and our effective tax rate for continuing operations are as follows:

	Years Ended December 31,
	2016		2015		2014
	Amount	%	Amount	%	Amount	%
Benefit at statutory rate	$(2,508,264)	(34.0)%	$(7,835,163)	(34.0)%	$(10,322,016)	(34.0)%
Adjustments to valuation allowance	2,354,656	31.9%	8,212,163	35.7%	11,046,650	36.4%
Adjustments to R&D credit carryforwards	(239,049)	(3.2)%	(612,087)	(2.7)%	(340,886)	(1.1)%
Disqualified debt interest	188,060	2.5%	438,007	1.9%	—	0.0%
Permanent items and other	204,597	2.8%	(202,920)	(0.9)%	(383,748)	(1.3)%
Benefit per financial statements	$—		$—		$—

Certain revenue and expense amounts in the years ended
December 31, 2016,
2015
and
2014
have been reclassified to discontinued operations.
See Note
3.